BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Consumer Staples - 24.0%
Beverages - 8.7%
Coca-Cola Company (The)	31,165	$ 1,982,405
Coca-Cola European Partners plc	30,930	1,642,074
Diageo plc - ADR	6,996	1,305,104
		4,929,583
Food - 5.2%
Danone S.A. - ADR	56,000	586,320
Danone S.A.	22,500	1,183,998
Kraft Heinz Company (The)	30,200	1,188,370
		2,958,688
Household Products - 1.7%
Reckitt Benckiser Group plc - ADR	37,550	548,981
Reckitt Benckiser Group plc (a)	6,000	430,702
		979,683
Retail - Consumer Staples - 8.4%
Albertsons Companies, Inc. - Class A	36,000	754,200
Koninklijke Ahold Delhaize N.V.	55,400	1,616,465
Target Corporation	3,400	568,038
Walmart, Inc.	11,850	1,806,177
		4,744,880
Energy - 12.2%
Oil & Gas Producers - 10.4%
BP plc (a)	300,000	1,792,024
Enbridge, Inc.	24,550	1,013,822
Shell plc - ADR	29,900	1,748,253
Targa Resources Corporation	18,560	1,380,678
		5,934,777
Oil & Gas Services & Equipment - 1.8%
Schlumberger Ltd.	19,750	1,018,113

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Financials - 14.7%
Banking - 8.4%
BNP Paribas S.A.	27,100	$ 1,524,682
DBS Group Holdings Ltd. - ADR	7,800	807,066
JPMorgan Chase & Company	9,843	1,360,106
National Bank of Canada	15,400	1,098,250
		4,790,104
Institutional Financial Services - 2.6%
Morgan Stanley	15,800	1,470,506

Insurance - 2.1%
Allianz SE - ADR	28,000	597,800
Allianz SE	2,900	619,802
		1,217,602
Specialty Finance - 1.6%
American Express Company	5,665	892,747

Health Care - 13.0%
Biotech & Pharma - 13.0%
AstraZeneca plc - ADR	28,400	1,930,348
Johnson & Johnson	8,462	1,506,236
Merck & Company, Inc.	15,800	1,739,896
Novo Nordisk A/S - ADR	7,800	971,880
Sanofi - ADR	27,000	1,224,450
		7,372,810
Industrials - 7.8%
Aerospace & Defense - 3.1%
Raytheon Technologies Corporation	17,795	1,756,722

Transportation & Logistics - 4.7%
Canadian National Railway Company	9,800	1,258,614
Union Pacific Corporation	6,650	1,445,910
		2,704,524
Materials - 5.1%
Chemicals - 3.2%
Air Liquide S.A.	9,268	1,351,003

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Materials - 5.1% (Continued)
Chemicals - 3.2% (Continued)
Nutrien Ltd.	5,700	$ 458,280
		1,809,283
Forestry, Paper & Wood Products - 1.9%
UPM-Kymmene OYJ - ADR	15,000	548,550
UPM-Kymmene OYJ	14,200	521,945
		1,070,495
Real Estate - 1.4%
REITs - 1.4%
Prologis, Inc.	6,700	789,193

Technology - 12.7%
Semiconductors - 7.2%
BE Semiconductor Industries N.V.	10,260	669,136
Broadcom, Inc.	3,125	1,721,969
QUALCOMM, Inc.	13,284	1,680,293
		4,071,398
Software - 3.5%
Microsoft Corporation	7,920	2,020,708

Technology Services - 2.0%
RELX plc - ADR	40,000	1,127,200

Utilities - 2.6%
Electric Utilities - 2.6%
NextEra Energy, Inc.	17,400	1,473,780

Total Common Stocks (Cost $43,926,868)		$ 54,241,993

PREFERRED STOCKS - 2.0%	Shares	Value
Consumer Discretionary - 2.0%
Automobiles - 2.0%
Volkswagon AG (a) (Cost $1,116,985)	7,500	$ 1,109,197

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3%	Shares	Value
First American Government Obligations Fund - Class Z, 3.63% (a) (Cost $2,475,314)	2,475,314	$ 2,475,314

Investments at Value - 99.8% (Cost $46,402,182)		$ 56,717,307

Other Assets in Excess of Liabilities - 0.2%		106,259

Net Assets - 100.0%		$ 56,823,566

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of November 30, 2022.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON & PREFERRED STOCKS BY COUNTRY
November 30, 2022 (Unaudited)

Country	Value	% of Net Assets
United States	$ 26,556,047	46 .8%
United Kingdom	10,524,686	18 .5%
France	5,870,453	10 .3%
Canada	3,828,966	6 .8%
Germany	2,326,799	4 .1%
Netherlands	2,285,601	4 .0%
Finland	1,070,495	1 .9%
Denmark	971,880	1 .7%
Singapore	807,066	1 .4%
	$ 54,241,993	95 .5%